Treasury shares	12 Months Ended
Feb. 28, 2022
Treasury Shares [Abstract]
Treasury shares
14	Treasury shares

On January 18, 2021, the Company announced a share repurchase program of up to US$50,000,000 of its ordinary shares and it commenced the program on February 12, 2021. On April 20, 2021, the Company completed its share repurchase program, having spent a total of US$49.9 million repurchasing 6,671,788 of its ordinary shares and incurring commission fees of US$133,000. The weighted average number of treasury shares for the fiscal years ended February 28, 2022 and February 28, 2021 were 6,426,178 and 33,895, respectively.